UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            EnTrust Capital Inc.
Address:         126 East 56th Street
                 22nd Floor
                 New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Fife
Title:   Managing Partner/Portfolio Manager
Phone:   (212) 446-2570

Signature, Place, and Date of Signing:

/s/ Mark Fife                     New York, NY                 May 6, 2011
-------------                     ------------                 -----------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 2*

Form 13F Information Table Entry Total:           102

Form 13F Information Table Value Total:        $ 361,803
                                               (thousands)




List of Other Included Managers:

EnTrust Partners LLC
Form 13F File Number 28-04371

EnTrust Partners Offshore LLC
Form 13F File Number 28-05427


* The institutional investment manager filing this report is affiliated with and under common ownership and control with both of the firms identified above as "Other Included Managers." EnTrust Capital Inc. is identified as Manager 1, EnTrust Partners LLC is identified as Manager 2 and EnTrust Partners Offshore LLC is identified as Manager 3 in column 9 in the attached information table.


                                   TITLE OF          MARKET VALUE  SHARES/ SH/  PUT/  INVESTMENT
NAME OF ISSUER                     CLASS     CUSIP      (X1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER      SOLE    SHARED   NONE

Apple Inc                           COM    037833100       406        1,164 SH         OTHER         1                  1,164
BANK OF AMERICA CORP COM STK        COM    060505104     2,710      203,281 SH         OTHER         1                203,281
BANK OF AMERICA CORP COM STK        COM    060505104     7,242      543,300 SH         SOLE          2       543,300
BANK OF AMERICA CORP COM STK        COM    060505104     1,677      125,800 SH         SOLE          3       125,800
Berkshire Hathaway Inc Cl A         COM    084670108     5,263           42 SH         OTHER         1                     42
CAREFUSION CP                       COM    14170t101     1,743       61,823 SH         OTHER         1                 61,823
CAREFUSION CP                       COM    14170T101     7,589      269,100 SH         SOLE          2       269,100
CAREFUSION CP                       COM    14170T101     1,754       62,200 SH         SOLE          3        62,200
CITIGROUP INC COM STK               COM    172967101     1,314      297,231 SH         OTHER         1                297,231
CITIGROUP INC COM STK               COM    172967101     5,188    1,173,700 SH         SOLE          2     1,173,700
CITIGROUP INC COM STK               COM    172967101     1,200      271,400 SH         SOLE          3       271,400
COCA-COLA ENTERPRISES INC
  ATL COM STK                       COM    19122t109     1,468       53,758 SH         OTHER         1                 53,758
COCA-COLA ENTERPRISES INC
  ATL COM STK                       COM    19122T109     3,511      128,600 SH         SOLE          2       128,600
COCA-COLA ENTERPRISES INC
  ATL COM STK                       COM    19122T109       824       30,200 SH         SOLE          3        30,200
COTT CORP CAD COM                   COM    22163n106     1,281      152,461 SH         OTHER         1                152,461
COTT CORP CAD COM                   COM    22163N106     6,774      806,457 SH         SOLE          2       806,457
COTT CORP CAD COM                   COM    22163N106     1,567      186,500 SH         SOLE          3       186,500
COVIDIEN PLC                        COM    g2554f113     2,701       51,996 SH         OTHER         1                 51,996
COVIDIEN PLC                        COM    G2554F113       696       13,400 SH         SOLE          2        13,400
COVIDIEN PLC                        COM    G2554F113     2,737       52,700 SH         SOLE          3        52,700
CROWN HOLDINGS INC COM STK          COM    228368106     4,150      107,576 SH         OTHER         1                107,576
CROWN HOLDINGS INC COM STK          COM    228368106    14,994      388,658 SH         SOLE          2       388,658
CROWN HOLDINGS INC COM STK          COM    228368106     3,470       89,951 SH         SOLE          3        89,951
CSX CORP COM                        COM    126408103       884       11,242 SH         OTHER         1                 11,242
CSX CORP COM                        COM    126408103     2,688       34,200 SH         SOLE          2        34,200
CSX CORP COM                        COM    126408103       621        7,900 SH         SOLE          3         7,900
CVS CAREMARK CORP COM STK           COM    126650100     3,476      101,281 SH         OTHER         1                101,281
CVS CAREMARK CORP COM STK           COM    126650100    13,045      380,100 SH         SOLE          2       380,100
CVS CAREMARK CORP COM STK           COM    126650100     3,024       88,100 SH         SOLE          3        88,100
DIAGEO PLC ADR                      COM    25243q205     1,549       20,319 SH         OTHER         1                 20,319
DIAGEO PLC ADR                      COM    25243Q205     4,300       56,406 SH         SOLE          2        56,406
DIAGEO PLC ADR                      COM    25243Q205       991       13,000 SH         SOLE          3        13,000
DOMINOS PIZZA                       COM    25754A201     2,228      120,914 SH         SOLE          2       120,914
DOMINOS PIZZA                       COM    25754A201       516       28,000 SH         SOLE          3        28,000
EBAY INC COM STK                    COM    278642103     1,598       51,500 SH         SOLE          2        51,500
EBAY INC COM STK                    COM    278642103       366       11,800 SH         SOLE          3        11,800
EXCO RESOURCES INC COM              COM    269279402     2,264      109,600 SH         SOLE          2       109,600
EXCO RESOURCES INC COM              COM    269279402       523       25,300 SH         SOLE          3        25,300
FORTUNE BRANDS INC COM              COM    349631101     2,308       37,300 SH         SOLE          2        37,300
FORTUNE BRANDS INC COM              COM    349631101       532        8,600 SH         SOLE          3         8,600
GOODYEAR TIRE & RUBR CO COM STK     COM    382550101     1,039       69,354 SH         OTHER         1                 69,354
GOODYEAR TIRE & RUBR CO COM STK     COM    382550101     1,813      121,000 SH         SOLE          2       121,000
GOODYEAR TIRE & RUBR CO COM STK     COM    382550101       435       29,050 SH         SOLE          3        29,050
HEWLETT-PACKARD CO COM STK          COM    428236103     3,060       74,700 SH         OTHER         1                 74,700
HEWLETT-PACKARD CO COM STK          COM    428236103    11,238      274,300 SH         SOLE          2       274,300
HEWLETT-PACKARD CO COM STK          COM    428236103     2,602       63,500 SH         SOLE          3        63,500
INGERSOLL-RAND COMPANY LTD
  BE COM STK                        COM    G47791101     6,449      133,500 SH         SOLE          2       133,500
INGERSOLL-RAND COMPANY LTD
  BE COM STK                        COM    G47791101     1,498       31,000 SH         SOLE          3        31,000
iShares S&P Cal AMT Free Muni       COM    464288356       394        3,900 SH         OTHER         1                  3,900
JPMORGAN CHASE & CO COM             COM    46625h100     3,846       83,422 SH         OTHER         1                 83,422
JPMORGAN CHASE & CO COM             COM    46625H100    10,889      236,200 SH         SOLE          2       236,200
JPMORGAN CHASE & CO COM             COM    46625H100     2,536       55,000 SH         SOLE          3        55,000
KRAFT FOODS INC                     COM    50075n104     2,720       86,738 SH         OTHER         1                 86,738
KRAFT FOODS INC                     COM    50075N104     8,661      276,200 SH         SOLE          2       276,200
KRAFT FOODS INC                     COM    50075N104     2,032       64,800 SH         SOLE          3        64,800
LINCOLN EDUCATIONAL SERVICES
  C COM STK                         COM    533535100     1,778      111,904 SH         SOLE          2       111,904
LINCOLN EDUCATIONAL SERVICES
  C COM STK                         COM    533535100       416       26,200 SH         SOLE          3        26,200
MASTERCARD INC CL A COM STK         COM    57636q104     2,066        8,206 SH         OTHER         1                  8,206
MASTERCARD INC CL A COM STK         COM    57636Q104     6,916       27,474 SH         SOLE          2        27,474
MASTERCARD INC CL A COM STK         COM    57636Q104     1,629        6,472 SH         SOLE          3         6,472
METHANEX CAD COM                    COM    59151k108     2,158       69,093 SH         OTHER         1                 69,093
METHANEX CAD COM                    COM    59151K108     7,615      243,850 SH         SOLE          2       243,850
METHANEX CAD COM                    COM    59151K108     1,791       57,347 SH         SOLE          3        57,347
MFA FINANCIAL INC COM STK           COM    55272x102     1,626      198,325 SH         OTHER         1                198,325
MFA FINANCIAL INC COM STK           COM    55272X102     5,006      610,500 SH         SOLE          2       610,500
MFA FINANCIAL INC COM STK           COM    55272X102     1,159      141,300 SH         SOLE          3       141,300
MOLSON COORS BREWING                COM    60871r209     3,447       73,508 SH         OTHER         1                 73,508
MOLSON COORS BREWING                COM    60871R209    12,740      271,700 SH         SOLE          2       271,700
MOLSON COORS BREWING                COM    60871R209     2,949       62,900 SH         SOLE          3        62,900
NALCO HOLDING CO                    COM    62985Q101     6,395      234,166 SH         SOLE          2       234,166
NALCO HOLDING CO                    COM    62985Q101     1,475       54,000 SH         SOLE          3        54,000
ORACLE CORP COM STK                 COM    68389x105     2,943       88,021 SH         OTHER         1                 88,021
ORACLE CORP COM STK                 COM    68389X105     7,944      237,600 SH         SOLE          2       237,600
ORACLE CORP COM STK                 COM    68389X105     1,854       55,450 SH         SOLE          3        55,450
PEP BOYS-MANNY MOE & JACK COM STK   COM    713278109     3,119      245,375 SH         OTHER         1                245,375
PEP BOYS-MANNY MOE & JACK COM STK   COM    713278109    10,515      827,303 SH         SOLE          2       827,303
PEP BOYS-MANNY MOE & JACK COM STK   COM    713278109     2,430      191,200 SH         SOLE          3       191,200
Raytheon Co                         COM    755111507       249        4,888 SH         OTHER         1                  4,888
SERVICE CORP INTL COM STK           COM    817565104     5,261      475,689 SH         OTHER         1                475,689
SERVICE CORP INTL COM STK           COM    817565104    11,021      996,507 SH         SOLE          2       996,507
SERVICE CORP INTL COM STK           COM    817565104     2,550      230,550 SH         SOLE          3       230,550
SIEMENS AG MUENCHEN ADR             COM    826197501     2,068       15,055 SH         OTHER         1                 15,055
SIEMENS AG MUENCHEN ADR             COM    826197501     1,703       12,400 SH         SOLE          2        12,400
SIEMENS AG MUENCHEN ADR             COM    826197501       398        2,900 SH         SOLE          3         2,900
SLM CORP COM STK                    COM    78442p106     1,918      125,375 SH         OTHER         1                125,375
SLM CORP COM STK                    COM    78442P106     3,147      205,700 SH         SOLE          2       205,700
SLM CORP COM STK                    COM    78442P106       727       47,500 SH         SOLE          3        47,500
SPDR Ser 1                          COM    78462f103     1,136        8,570 SH         OTHER         1                  8,570
SunTrust Banks Inc                  COM    867914103       288       10,000 SH         OTHER         1                 10,000
TARGET CORP COM STK                 COM    87612e106     3,908       78,147 SH         OTHER         1                 78,147
TARGET CORP COM STK                 COM    87612E106    12,017      240,300 SH         SOLE          2       240,300
TARGET CORP COM STK                 COM    87612E106     2,776       55,500 SH         SOLE          3        55,500
Te Connectivity Ltd Reg             COM    h84989104     1,616       46,413 SH         OTHER         1                 46,413
TELEFLEX INC COM STK                COM    879369106     3,383       58,340 SH         OTHER         1                 58,340
TELEFLEX INC COM STK                COM    879369106    11,200      193,170 SH         SOLE          2       193,170
TELEFLEX INC COM STK                COM    879369106     2,583       44,550 SH         SOLE          3        44,550
Unilever NV NY                      COM    904784709     3,032       96,676 SH         OTHER         1                 96,676
Vanguard Intl Equity Index Fun      COM    922042858     2,105       43,000 SH         OTHER         1                 43,000
WELLPOINT INC                       COM    94973v107     4,203       60,227 SH         OTHER         1                 60,227
WELLPOINT INC                       COM    94973V107    10,666      152,825 SH         SOLE          2       152,825
WELLPOINT INC                       COM    94973V107     2,488       35,650 SH         SOLE          3        35,650
Wiley John & Sons Inc Cl A          COM    968223206     3,005       59,100 SH         OTHER         1                 59,100
                                                       361,803